Organization, Basis of Presentation and Summary of Significant Accounting Policies - Loans Eligible for Repurchase (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Loans and Leases Receivable Disclosure [Line Items]
Mortgage loans at fair value	$ 11,736,642	$ 7,916,515
UNITED WHOLESALE MORTGAGE, LLC
Loans and Leases Receivable Disclosure [Line Items]
Mortgage loans at fair value		7,916,515	$ 5,446,310
Gnnie Mae
Loans and Leases Receivable Disclosure [Line Items]
Mortgage loans at fair value	561,800	451,100
Loans, fair value	557,400	448,500
Loans, fair value adjustment	$ 4,400	2,600
Gnnie Mae | UNITED WHOLESALE MORTGAGE, LLC
Loans and Leases Receivable Disclosure [Line Items]
Mortgage loans at fair value		451,100	21,700
Loans, fair value		$ 448,500	$ 18,400